Shareholder Report, Holdings (Details)	Mar. 31, 2026
Voya Core Bond ETF | United States of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Voya Core Bond ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Voya Core Bond ETF | GS Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Voya Core Bond ETF | Benefit Street Partners CLO Lt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Voya Core Bond ETF | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Voya Core Bond ETF | Stellantis Financial Underwrit [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Voya Core Bond ETF | Octagon Investment Partners Lt [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Voya Core Bond ETF | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Voya Core Bond ETF | Chase Mortgage Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Voya Core Bond ETF | Stonepeak Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Voya Core Bond ETF | Collateralized Obligation Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Voya Core Bond ETF | Mortgage-Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Voya Core Bond ETF | U.S. Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Voya Core Bond ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Voya Core Bond ETF | Diversified Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Voya Core Bond ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Voya Core Bond ETF | Automobiles Manufacturing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Voya Core Bond ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Voya Core Bond ETF | Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Voya Core Bond ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Voya Core Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Voya Core Bond ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Voya Core Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Voya Core Bond ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Voya Core Bond ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Voya Core Bond ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Voya Core Bond ETF | Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Voya Core Bond ETF | Swaptions [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Voya Core Bond ETF | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Voya Core Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Voya Multi-Sector Income ETF | United States of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Voya Multi-Sector Income ETF | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Voya Multi-Sector Income ETF | Wells Fargo & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Voya Multi-Sector Income ETF | JP Morgan Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Voya Multi-Sector Income ETF | Charter Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Voya Multi-Sector Income ETF | SMB Private Education Loan Tru [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Voya Multi-Sector Income ETF | Citigroup Commercial Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Voya Multi-Sector Income ETF | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Voya Multi-Sector Income ETF | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Voya Multi-Sector Income ETF | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Voya Multi-Sector Income ETF | U.S. Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Voya Multi-Sector Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Voya Multi-Sector Income ETF | Automobiles Manufacturing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Voya Multi-Sector Income ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Voya Multi-Sector Income ETF | Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Voya Multi-Sector Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Voya Multi-Sector Income ETF | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Voya Multi-Sector Income ETF | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Voya Multi-Sector Income ETF | Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Voya Multi-Sector Income ETF | Consumer Finance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Voya Multi-Sector Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Voya Multi-Sector Income ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Voya Multi-Sector Income ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Voya Multi-Sector Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Voya Multi-Sector Income ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Voya Multi-Sector Income ETF | Swaps [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Voya Multi-Sector Income ETF | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Voya Multi-Sector Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Voya Multi-Sector Income ETF | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Voya Multi-Sector Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Voya Multi-Sector Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Voya Ultra Short Income ETF | United States of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%
Voya Ultra Short Income ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Voya Ultra Short Income ETF | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Voya Ultra Short Income ETF | BX Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Voya Ultra Short Income ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Voya Ultra Short Income ETF | Guggenheim Capital LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Voya Ultra Short Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Voya Ultra Short Income ETF | Carlyle Global Market Strategi [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Voya Ultra Short Income ETF | PMT Loan Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Voya Ultra Short Income ETF | Magnetite CLO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Voya Ultra Short Income ETF | Collateralized Obligation Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Voya Ultra Short Income ETF | U.S. Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Voya Ultra Short Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Voya Ultra Short Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Voya Ultra Short Income ETF | Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Voya Ultra Short Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Voya Ultra Short Income ETF | Diversified Banks Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Voya Ultra Short Income ETF | Pipeline Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Voya Ultra Short Income ETF | Commercial Paper Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Voya Ultra Short Income ETF | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Voya Ultra Short Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Voya Ultra Short Income ETF | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Voya Ultra Short Income ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Voya Ultra Short Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Voya Ultra Short Income ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Voya Ultra Short Income ETF | Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Voya Ultra Short Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)